Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Transaction [Abstract]
Total revenues	$ 42,349	[1],[2]	$ 38,606	[1],[2]	$ 84,004	[1],[2]	$ 75,880	[1],[2]	$ 155,112	[3],[4]	$ 149,670	[3],[4]
Rent and other fees	27,212	[5],[6]	2,663	[5],[6]	30,072	[5],[6]	5,822	[5],[6]	11,319	[7]	11,841	[7]
Interest earned from and charged by affiliate
Interest income	23		59		42		157		222		627
Interest expense	577	[8]	1,858	[8]	2,471	[8]	3,743	[8]	7,476	[9]	8,440	[9]
Other expenses											$ 1,700	[10]

[1]	Total revenues from Popular as a percentage of revenues were 47%, 45%, 47% and 44% for each of the periods presented above.
[2]	Includes revenues generated from investee accounted for under the equity method of $0.8 million and $1.7 million for the three and six months ended June 30, 2013, respectively, and $0.9 million and $1.7 million for the corresponding 2012 periods.
[3]	As discussed below, all services to Popular, its subsidiaries and affiliates are governed by the Master Services Agreement ("MSA") under which EVERTEC, LLC has a contract to provide such services for at least 15 years on an exclusive basis for the duration of the agreement on commercial terms consistent with historical pricing practices among the parties. Total revenues from Popular represent 44% and 46% of total revenues for each of the periods presented above.
[4]	Includes revenues generated from investee accounted for under the equity method (CONTADO) of $3.7 million and $2.5 million for the years ended December 31, 2012 and 2011, respectively.
[5]	Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.
[6]	Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.
[7]	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
[8]	Interest expense relates to interest accrued on the senior secured term loan and senior notes held by Popular. As a result of the debt refinancing and the redemption of the senior notes in April 2013, Popular's participation in such debt was extinguished. See Note 5 for additional information related to the extinguishment of this debt.
[9]	Interest expense for the years ended December 31, 2012 and 2011 is related to interest accrued related to our senior secured term loan and senior notes held by Popular.
[10]	On December 31, 2011, EVERTEC, LLC entered into a ("Settlement Agreement") with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.